Retirement benefits obligations - Movement (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	SFr (639,351)
Plan assets gains	302,384	SFr 914
Net defined benefit (liability) asset at end of period	(1,481,738)	(639,351)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	(7,060,278)	(3,607,276)
Service cost	(286,515)	(115,146)
Interest (cost) income	(81,829)	(37,903)
Employee contribution	(166,150)	(84,096)
Actuarial gain / (loss) arising from changes in financial assumptions	(875,960)	197,291
Actuarial gain / (loss) arising from changes in demographic assumptions	91,212
Actuarial gain / (loss) on experience adjustment	(263,491)	(573,684)
Benefits paid or deposited	59,797	(2,839,464)
Net defined benefit (liability) asset at end of period	(8,583,214)	(7,060,278)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset at beginning of period	6,420,927	3,363,412
Interest (cost) income	72,097	34,123
Employee contribution	166,150	84,096
Company contribution	199,715	98,918
Plan assets gains	302,384	914
Benefits paid or deposited	(59,797)	2,839,464
Net defined benefit (liability) asset at end of period	SFr 7,101,476	SFr 6,420,927